Leases (Details) - Schedule of minimum aggregate future obligations under non-cancelable operating leases $ in Thousands	Dec. 31, 2021 USD ($)
Schedule Of Minimum Aggregate Future Obligations Under Non Cancelable Operating Leases Abstract
2022	$ 2,384
2023	2,695
2024	2,775
2025	2,859
2026	2,944
Thereafter	991
Noncancelable operating leases total	$ 14,648